Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments
Schedule of Short-term investments classification

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Debt securities:
Held-to-maturity	7,630,689	34,481,053	4,952,893
Trading	—	795,849	114,317
Equity securities:
Marketable	—	11,925	1,713
	7,630,689	35,288,827	5,068,923